CANTOR FITZGERALD EQUITY OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2026

COMMON STOCKS - 94.3%	Shares	Value
Communications - 2.1%
Take-Two Interactive Software, Inc. (a)	6,764	$ 1,690,865

Consumer Discretionary - 5.7%
Brinker International, Inc. (a)	13,550	2,276,400
Covista, Inc. (a)	18,500	2,306,210
		4,582,610
Energy - 5.1%
Phillips 66	10,000	1,690,500
Valero Energy Corporation	9,230	2,403,861
		4,094,361
Financials - 13.9%
Bank of New York Mellon Corporation (The)	9,000	1,301,490
Cboe Global Markets, Inc.	7,760	1,883,119
CME Group, Inc.	6,000	1,324,980
First Horizon Corporation	90,000	2,307,600
MetLife, Inc.	30,000	2,538,300
Northern Trust Corporation	4,000	695,360
State Street Corporation	7,100	1,204,160
		11,255,009
Health Care - 9.2%
Aveanna Healthcare Holdings, Inc. (a)	224,600	1,924,822
BrightSpring Health Services, Inc. (a)	30,630	2,136,136
Collegium Pharmaceutical, Inc. (a)	51,700	1,871,540
Medpace Holdings, Inc. (a)	2,870	1,519,923
		7,452,421
Industrials - 23.0%
AeroVironment, Inc. (a)	5,000	825,350
AZZ, Inc.	19,000	2,945,950
Blue Bird Corporation (a)	24,700	1,950,312
Comfort Systems USA, Inc.	1,600	3,171,120
Quanta Services, Inc.	4,654	3,351,066
Rockwell Automation, Inc.	5,000	2,475,400
Watts Water Technologies, Inc. - Class A	4,450	1,741,952
Xylem Inc	6,000	709,260
Zurn Elkay Water Solutions Corporation	29,800	1,505,794
		18,676,204
Materials - 4.9%
Barrick Mining Corporation	55,200	2,027,496
Steel Dynamics, Inc.	6,000	1,376,760
Vulcan Materials Company	2,000	590,020
		3,994,276
Technology - 25.4%
Arista Networks, Inc. (a)	15,890	2,699,393
ARM Holdings PLC - ADR (a)	8,520	3,020,936
Cadence Design Systems, Inc. (a)	6,380	2,394,542
Clear Secure, Inc. - Class A	40,000	2,229,200
Coherent Corp. (a)	8,450	3,333,272
Elastic N.V. (a)	28,500	1,625,070
Extreme Networks, Inc. (a)	64,000	2,071,680
Nutex Health, Inc. (a)	8,000	1,367,120
Q2 Holdings, Inc. (a)	18,100	870,610
Workday, Inc. - Class A (a)	8,000	979,360
		20,591,183

CANTOR FITZGERALD EQUITY OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026

COMMON STOCKS – 94.3% (Continued)	Shares	Value
Utilities - 5.0%
Consolidated Edison, Inc.	5,000	$ 553,150
DTE Energy Company	3,000	457,110
Entergy Corporation	6,000	689,160
Exelon Corporation	11,000	512,820
WEC Energy Group, Inc.	15,740	1,837,960
		4,050,200

Total Common Stocks (Cost $43,673,124)		$ 76,387,129

REITS – 3.9%	Shares	Value
REITS – 3.9%
Iron Mountain, Inc	10,000	$ 1,263,100
VICI Properties, Inc	70,000	1,858,500
		3,121,600

Total REITS (Cost $2,627,560)		$ 3,121,600

MONEY MARKET FUNDS – 1.9%	Shares	Value
Fidelity Investments Money Market Funds - Class I, 3.54% (b) (Cost $1,570,570)	1,570,570	$ 1,570,570

Total Investments at Value - 100.1% (Cost $47,871,254)		$ 81,079,299

Liabilities in Excess of Other Assets - (0.1%)		(69,390)

Net Assets - 100.0%		$ 81,009,909

ADR - American Depositary Receipt. N.V. - Naamioze Vennootschap PLC - Public Limited Company REIT - Real Estate Investment Trust

(a) Non-income producing security. (b) The rate shown is the 7-day effective yield as of June 30, 2026.